SEGMENTED INFORMATION (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Description of reportable segment	the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada	the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada